Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100
					Investment Based On:
Fiscal Year	Summary Compensation Table Total for Mr. Burger	Compensation Actually Paid to Mr. Burger (1)	Average Summary Compensation Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to non-PEO NEOs (2) (3)	Company Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)	Net Income (Loss) (Thousands) (6)	Adjusted EBITDA (Thousands) (7)
2022	$3,772,291	$(3,308,677)	$994,972	$(66,054)	$58.41	$105.56	$(26,756)	$13,473
2021	$3,962,999	$1,273,454	$1,037,188	$567,590	$139.07	$134.57	$(39,946)	$23,784
2020	$3,507,456	$6,009,483	$1,016,201	$1,180,454	$140.28	$118.36	$629	$9,929

Company Selected Measure Name	In the Company's assessment Adjusted EBITDA is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in 2022 to link compensation actually paid to performance.
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported represent the amount of “compensation actually paid” to our PEO for each applicable year, as computed in accordance with SEC rules. Mr. Burger was our PEO for each of the fiscal years shown.Non-PEO NEOs included for 2022 are Messrs. Muhich, Sexton and Beadle. Non-PEO NEOs included for 2021 are Mr. Muhich, Katrona Tyrrell, and Mr. Beadle. Non-PEO NEOs included for 2020 are Mr. Muhich, Ms. Tyrrell, Yazid Tohme, Ph.D., and Mr. Beadle.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the Russell 2000 Index.
Adjustment To PEO Compensation, Footnote [Text Block]	In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid to our PEO:

	Mr. Burger
Prior Fiscal Year-End	12/31/2019	12/31/2020	12/31/2021
Current Fiscal Year-End	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
“Total” as reported in Summary Compensation Table (“SCT”)	$3,507,456	$3,962,999	$3,772,291
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(2,299,778)	$(2,837,935)	$(3,042,417)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,807,538	$1,651,061	$1,393,843
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards at Fiscal Year-End Granted in Prior Fiscal Years	$1,952,062	$(1,689,275)	$(2,289,141)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$42,205	$186,604	$(3,143,253)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid	$6,009,483	$1,273,454	$(3,308,677)

Non-PEO NEO Average Total Compensation Amount	$ 994,972	$ 1,037,188	$ 1,016,201
Non-PEO NEO Average Compensation Actually Paid Amount	$ (66,054)	567,590	1,180,454
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the amount of average of the “compensation actually paid” to each of our non-PEO NEOs for the fiscal year, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such non-PEO NEOs during the applicable year.In accordance with SEC rules, the following adjustments were made to total compensation to determine the average of the compensation actually paid to our non-PEO NEOs:

	Average Non-PEO NEOs
Prior Fiscal Year-End	12/31/2019	12/31/2020	12/31/2021
Current Fiscal Year-End	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
Average “Total” as reported in the (SCT)	$1,016,201	$1,037,188	$994,972
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(486,361)	$(544,289)	$(416,450)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards at Fiscal Year-End Granted in Fiscal Year	$439,961	$256,482	$237,906
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards at Fiscal Year-End Granted in Prior Fiscal Years	$238,614	$(253,396)	$(274,795)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$42,611	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$29,520	$28,994	$(327,290)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(57,481)	$—	$(188,515)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid	$1,180,454	$567,590	$(66,054)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid (CAP) and Cumulative Company TSR and Russell 2000 Index
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Amount	$ 58.41	139.07	140.28
Peer Group Total Shareholder Return Amount	105.56	134.57	118.36
Net Income (Loss)	$ (26,756,000)	$ (39,946,000)	$ 629,000
Company Selected Measure Amount	13,473,000	23,784,000	9,929,000
Additional 402(v) Disclosure [Text Block]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements included in our annual report on Form 10-K filed with the SEC for each applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue adjusted for the impact of acquisitions and divestitures
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (“TSR”) compared to the TSRs of the companies in the Russell 2000 Growth Index
Burger [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,772,291	$ 3,962,999	$ 3,507,456
PEO Actually Paid Compensation Amount	(3,308,677)	1,273,454	6,009,483
PEO [Member] | Burger [Member] | Equity Awards Granted During The Year Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,042,417)	(2,837,935)	(2,299,778)
PEO [Member] | Burger [Member] | Equity Awards Granted During The Year Fair Value At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,393,843	1,651,061	2,807,538
PEO [Member] | Burger [Member] | Equity Awards Granted In Prior Years Unvested Member [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,289,141)	(1,689,275)	1,952,062
PEO [Member] | Burger [Member] | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Burger [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,143,253)	186,604	42,205
PEO [Member] | Burger [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Burger [Member] | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(416,450)	(544,289)	(486,361)
Non-PEO NEO [Member] | Equity Awards Granted During The Year Fair Value At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	237,906	256,482	439,961
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years Unvested Member [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(274,795)	(253,396)	238,614
Non-PEO NEO [Member] | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	42,611	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(327,290)	28,994	29,520
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(188,515)	0	(57,481)
Non-PEO NEO [Member] | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0